PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
PREFERRED STOCK

NOTE 8 – PREFERRED STOCK

The Company’s Board of Directors has authority to issue up to 50,000,000 shares of Preferred Stock. At December 31, 2020, all previously issued shares of Preferred Stock had been redeemed or converted to shares of Common Stock. As of September 30, 2022, the Company’s Board of Directors has authority to designate up to an additional 50 million shares of Preferred Stock in various series that provide for liquidation preferences, and voting, dividend, conversion, and redemption rights as determined at the discretion of the Board of Directors.

NOTE 8 – PREFERRED STOCK

The Company’s Board of Directors has authority to issue up to 50,000,000 shares of Preferred Stock. Through December 31, 2020, the Board of Directors had designated 1.0 million and 1.2 million shares of Preferred Stock as Series A and Series B, respectively. Through December 31, 2020, all previously issued shares of Preferred Stock had been redeemed or converted to shares of Common Stock. As of December 31, 2021, the Board of Directors has authority to designate up to an additional 47.8 million shares of Preferred Stock in various series that provide for liquidation preferences, and voting, dividend, conversion, and redemption rights as determined at the discretion of the Board of Directors.

Further details about the terms of the Series A and Series B Preferred Stock are set forth below.

Redeemable Series A Preferred Stock

In May 2017, the Company entered into a Definitive Purchase Agreement (the “DPA”) to acquire all of the licensed intellectual property, consisting primarily of patents, from its largest shareholder, current Chief Medical Officer and former majority shareholder of BioModeling. The Company’s Board of Directors previously authorized the issuance of 1,000,000 shares of Series A convertible preferred stock (“Series A Preferred Stock”) with a stated value of $5.00 per share. Each share was convertible at any time into one share of Class A common stock and each share of Series A Preferred Stock was also entitled to one vote. The Series A Preferred Stock was redeemable at the Company’s option at any time for the stated value and at the option of the holder at 20% each year, commencing twelve months from the closing date with a limitation of $1.0 million in any twelve-month period unless otherwise authorized by the Board of Directors.

In accordance with ASC 480, the Company accounted for the Series A Preferred Stock as temporary equity. As such, the carrying value of the shares was accreted over time such that the carrying value of the shares was at least equal to the then current redemption value of the shares. The accretion was recorded as a reduction of Additional Paid-In Capital and an increase to Series A Preferred Stock. As a result of the IPO that was completed in December 2020, the Company agreed to redeem all remaining Series A Preferred Stock in December 2020 representing 700,000 shares and $3.5 million. During the year ended December 31, 2020, the Company recognized accretion of $2.3 million for the remaining redemption value. For the year ended December 31, 2020, the Company agreed to redeem 730,000 shares of the Series A Preferred Stock for a total redemption price of $3.7 million. The redemption price was paid in 2020 for a total of $2.2 million and $1.5 million was recognized as a current liability that was paid in January 2021.

Series B Preferred Stock

On January 9, 2020, the Company’s Board of Directors designated 1,200,000 shares of Preferred Stock as Series B. The terms of the Series B Preferred Stock provided for par value of $0.0001 per share and an issuance price of $15.00 per share. The shares of Series B Preferred Stock did not provide the holders with rights to demand redemption, dividends, or to vote as a class with the Company’s holders of Common Stock. Upon liquidation, the shares of Series B Preferred had priority over the holders of shares of Common Stock. The terms of the Series B Preferred Stock provided for mandatory conversion to shares of Common Stock upon a sale of the Company or upon completion of a qualified financing for aggregate gross cash proceeds of at least $15.0 million (referred to as an “MC Event”). Upon a MC Event, the shares of Series B Preferred automatically converted to shares of Common Stock based on a conversion price equal to 75% of the price paid by investors in a sale of the Company or a qualified financing.

The Company commenced a private placement of units (the “Series B Units”) consisting of (i) one share of Series B Preferred, and (ii) one warrant to be issued for the number of shares of common stock into which the Series B Preferred stock was convertible upon a MC Event (the “Contingent Warrants”). The Contingent Warrants provided for an exercise price equal to 125% of the price of the Company’s shares of Common Stock on the date of a MC Event. The Company reported no beneficial conversion on the Contingent Warrants as the warrant has a contingent beneficial conversion feature that is not calculated as a separate derivative until the contingent event has occurred. The private placement provided for the sale of units at an issuance price of $15.00 per unit. Based on the terms of the Series B Preferred, the Company classified it within permanent equity during the periods it was outstanding.

For the year ended December 31, 2020, the Company issued 163,500 Series B Units for net proceeds of approximately $2.5 million. Additionally, holders of the Convertible Notes discussed in Note 7 agreed to exchange an aggregate principal and accrued interest balance of approximately $2.9 million into 196,258 shares of Series B Preferred. Offering costs associated with this issuance of Series B Unites amounted to approximately less than $0.1 million. In December 2020, all shares of Series B Preferred Stock were converted into 1,199,195 shares of Common Stock since the IPO discussed in Note 9 triggered the MC Event. In addition, as discussed in Note 10, the MC Event resulted in the issuance of the Contingent Warrants that provide for the purchase of 1,199,195 shares of Common Stock at an exercise price of $7.50 per share.